Document and Entity Information	3 Months Ended
Mar. 31, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	CALADRIUS BIOSCIENCES, INC.
Entity Central Index Key	0000320017
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false